NONCONTROLLING INTERESTS - NONCONTROLLING INFORMATION (Details) CAD / shares in Units, $ / shares in Units, CAD in Millions, $ in Millions									1 Months Ended		12 Months Ended
	Mar. 13, 2015 USD ($)	Mar. 13, 2015 CAD	Jan. 02, 2015 USD ($) $ / shares	Jan. 02, 2015 CAD	Jul. 01, 2014 USD ($) $ / shares shares	Jul. 01, 2014 CAD shares	Nov. 13, 2013 USD ($) shares	Nov. 13, 2013 CAD shares	Nov. 30, 2015 CAD	Nov. 30, 2014 CAD	Dec. 31, 2015 CAD CAD / shares shares	Dec. 31, 2014 CAD shares	Dec. 31, 2013 CAD shares
NONCONTROLLING INTERESTS
Noncontrolling interests											CAD 1,300	CAD 2,015
Common shares issued											57	CAD 478	CAD 628
The fund
NONCONTROLLING INTERESTS
Ownership interest percentage held by noncontrolling owners									40.70%	70.60%			68.60%
The fund | United States segment of Alliance Pipeline
NONCONTROLLING INTERESTS
Ownership percentage transfer between segments										50.00%
Total consideration										CAD 1,800
Consideration cash portion										421
Consideration debt portion received										CAD 878
Consideration debt portion received interest rate										5.50%
Consideration preferred units portion received										CAD 461
Preference Shares, Series E
NONCONTROLLING INTERESTS
Conversion rate for Class A units			100.00%	100.00%
Period for redemption at the issuers option			30 years	30 years
Liquidation price (in dollars per share) | $ / shares			$ 38.31
Trailing period for determination of liquidation price			5 days	5 days
Common shares
NONCONTROLLING INTERESTS
Shares issued, Number of Shares | shares												9,000,000	13,000,000
Common shares issued											0	CAD 460	CAD 600
Enbridge Energy Partners, L.P.
NONCONTROLLING INTERESTS
Consideration received			$ 1,000	CAD 1,100
Debt repayment amount			306	359
Enbridge Energy Partners, L.P. | Preference Shares, Series E
NONCONTROLLING INTERESTS
Equity issued			$ 694	CAD 814
Enbridge Energy Partners, L.P. | Alberta Clipper Pipeline
NONCONTROLLING INTERESTS
Investment ownership percentage transferred			66.70%	66.70%
Enbridge Energy Partners, L.P.
NONCONTROLLING INTERESTS
Noncontrolling interests											CAD 412	CAD 748
Previous ownership percentage in natural gas and midstream business					61.00%	61.00%	61.00%	61.00%
Current ownership percentage in natural gas and midstream business					48.00%	48.00%
Ownership interest percentage held by noncontrolling owners											80.00%	79.50%
Percent of distributions and allocations above this amount that the Company has waived rights to					2.00%	2.00%
Contributions from unitholders	$ 289	CAD 366
Shares issued, Number of Shares | shares					66,100,000	66,100,000
IDU issued | shares					1,000	1,000
Previous percentage of distributions received					48.00%	48.00%
Previous distribution threshold | $ / shares					$ 0.495
Current percentage of distributions received					23.00%	23.00%
Current distribution threshold | $ / shares					$ 0.5435
Decrease in noncontrolling interest				CAD 304		CAD 2,363
Increase to additional paid in capital				218		1,601
Increase to deferred income taxes				CAD 86		CAD 762
Distributions to unitholders											CAD 630	CAD 504	463
GP interest percent in EEP	2.00%	2.00%
GP interest percent in MEP					2.00%	2.00%	2.00%	2.00%
Limited partner interest and all incentive distribution rights of (IDR) percent in MEP					52.00%	52.00%	52.00%	52.00%
Ownership percentage transfer within segments					12.60%	12.60%
Consideration cash portion					$ 350	CAD 376
Enbridge Energy Partners, L.P. | Alberta Clipper Pipeline
NONCONTROLLING INTERESTS
Ownership percent before transfer			33.30%	33.30%
Enbridge Energy Management, L.L.C. (EEM)
NONCONTROLLING INTERESTS
Noncontrolling interests											CAD 203	CAD 790
Ownership interest percentage held by noncontrolling owners											88.30%	88.30%
Contributions from unitholders													CAD 523
Enbridge Gas Distribution Inc. preferred shares
NONCONTROLLING INTERESTS
Number of cumulative redeemable preferred shares held by third parties | shares											4,000,000
Floating adjustable cumulative cash dividends as a percentage of prime rate											80.00%
Floating adjustable cumulative cash dividend variable rate											Prime
Redemption price per share (in dollars per shares) | CAD / shares											CAD 25
Preferred shares redeemed (in shares) | shares											0
Enbridge Gas Distribution Inc. preferred shares | Preference shares
NONCONTROLLING INTERESTS
Noncontrolling interests											CAD 100	CAD 100
Enbridge Gas Distribution Inc. preferred shares | Common shares
NONCONTROLLING INTERESTS
Ownership percentage in subsidiary											100.00%
Renewable Energy Assets Member
NONCONTROLLING INTERESTS
Noncontrolling interests											CAD 561	351
Other Noncontrolling Interest
NONCONTROLLING INTERESTS
Noncontrolling interests											CAD 24	CAD 26
MEP
NONCONTROLLING INTERESTS
Ownership interest percentage held by noncontrolling owners							39.00%	39.00%
Proceeds from issuance of equity							$ 355	CAD 372
MEP | Class A common units
NONCONTROLLING INTERESTS
Shares issued, Number of Shares | shares							18,500,000	18,500,000
Shares issued to underwriters under over-allotment option | shares							2,800,000	2,800,000
Enbridge Income Fund Holdings Inc
NONCONTROLLING INTERESTS
Ownership Interest (as a percent)									19.90%	19.90%
Common shares issued									CAD 174	CAD 84
Enbridge Income Fund Holdings Inc | The fund
NONCONTROLLING INTERESTS
Proceeds from issuance of equity									874	421
Common shares issued									700	CAD 337
The fund | Enbridge Commercial Trust
NONCONTROLLING INTERESTS
Proceeds from issuance of equity									874
Enbridge Commercial Trust | Enbridge Income Partners LP
NONCONTROLLING INTERESTS
Proceeds from issuance of equity									CAD 874